Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

VULCAN VALUE PARTNERS FUND
STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (99.30%)
Communications (18.85%)
Internet (18.85%)
Alphabet, Inc., Class C(a)	31,658	$58,115,857
Amazon.com, Inc.(a)	27,020	86,631,524
Facebook, Inc., Class A(a)	227,989	58,896,398
Wayfair, Inc., Class A(a)	249,036	67,817,484
		271,461,263

TOTAL COMMUNICATIONS		271,461,263

Consumer, Cyclical (7.42%)
Food Service (2.74%)
Compass Group PLC(a)	2,196,047	39,431,659

Lodging (4.68%)
Hilton Worldwide Holdings, Inc.	527,531	53,486,368
Whitbread PLC(a)	367,113	14,018,551
		67,504,919

TOTAL CONSUMER, CYCLICAL		106,936,578

Consumer, Non-cyclical (10.32%)
Commercial Services (3.86%)
CoStar Group, Inc.(a)	61,814	55,614,674

Healthcare-Services (4.22%)
Anthem, Inc.	204,555	60,748,744

Pharmaceuticals (2.24%)
CVS Health Corp.	451,182	32,327,190

TOTAL CONSUMER, NON-CYCLICAL		148,690,608

Financial (26.10%)
Diversified Financial Services (11.21%)
Mastercard, Inc., Class A	320,659	101,421,235
Visa, Inc., Class A	310,666	60,036,205
		161,457,440

Private Equity (10.07%)
Carlyle Group, Inc.	2,092,021	67,509,518
KKR & Co., Inc., Class A	1,988,552	77,454,100
		144,963,618

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

			Value
		Shares	(Note 2)
Financial (continued)
Real Estate (4.82%)
Jones Lang LaSalle, Inc.(a)		474,660	$69,400,038

TOTAL FINANCIAL			375,821,096

Industrial (13.79%)
Aerospace/Defense (9.34%)
HEICO Corp.		364,636	38,764,453
TransDigm Group, Inc.(a)		173,108	95,777,195
			134,541,648

Electric Equipment Manufacturing (4.45%)
General Electric Co.		5,992,677	64,001,790

TOTAL INDUSTRIAL			198,543,438

Technology (22.82%)
Semiconductors (8.67%)
Qorvo, Inc.(a)		376,630	64,358,535
Skyworks Solutions, Inc.		357,300	60,473,025
			124,831,560

Software (14.15%)
Microsoft Corp.		247,197	57,339,816
salesforce.com, Inc.(a)		289,557	65,312,477
SAP SE		296,636	37,726,118
SS&C Technologies Holdings, Inc.		689,845	43,377,453
			203,755,864

TOTAL TECHNOLOGY			328,587,424

TOTAL COMMON STOCKS
(Cost $1,004,004,412)			1,430,040,407

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (0.67%)
Money Market Fund (0.67%)
Invesco Government & Agency Portfolio, Institutional Class	0.030%	9,611,392	9,611,392

TOTAL SHORT TERM INVESTMENTS
(Cost $9,611,392)			9,611,392

TOTAL INVESTMENTS (99.97%)
(Cost $1,013,615,804)			$1,439,651,799

Other Assets In Excess Of Liabilities (0.03%)			444,780

NET ASSETS (100.00%)			$1,440,096,579

(a)	Non-Income Producing Security.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

VULCAN VALUE PARTNERS SMALL CAP FUND
STATEMENT OF INVESTMENTS
January 31, 2021 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (92.16%)
Consumer, Cyclical (8.49%)
Home Furnishings (4.62%)
Herman Miller, Inc.	605,383	$20,734,368
Howden Joinery Group PLC(a)	1,379,313	12,699,847
		33,434,215

Office Furnishings (3.87%)
Knoll, Inc.	1,867,758	27,941,659

TOTAL CONSUMER, CYCLICAL		61,375,874

Consumer, Non-cyclical (19.54%)
Commercial Services (19.54%)
ABM Industries, Inc.	886,367	32,565,124
Colliers International Group, Inc.	360,790	31,879,405
ISS A/S(a)	3,092,011	53,479,288
Savills PLC(a)	1,615,331	23,305,385
		141,229,202

TOTAL CONSUMER, NON-CYCLICAL		141,229,202

Financial (23.17%)
Diversified Financial Services (8.19%)
PROG Holdings, Inc.	533,194	25,156,093
Virtus Investment Partners, Inc.	162,003	34,020,630
		59,176,723

Real Estate (10.14%)
Cushman & Wakefield PLC(a)	3,278,582	46,982,080
Jones Lang LaSalle, Inc.(a)	180,031	26,322,333
		73,304,413

REITS (4.84%)
Park Hotels & Resorts, Inc.	2,099,852	35,025,531

TOTAL FINANCIAL		167,506,667

Industrial (32.04%)
Aerospace/Defense (3.82%)
Meggitt PLC(a)	5,084,941	27,645,470

Building Materials (12.84%)
Curtiss-Wright Corp.	237,075	24,606,014
Forterra PLC(a)	12,994,310	46,290,616
Ibstock PLC(a)	7,748,738	21,913,263
		92,809,893

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

			Value
		Shares	(Note 2)
Industrial (continued)
Electrical Components & Equipment (9.52%)
Acuity Brands, Inc.		174,062	$20,929,215
EnerSys		337,453	27,748,760
Littelfuse, Inc.		82,883	20,171,236
			68,849,211

Electronics (2.89%)
Ituran Location and Control, Ltd.		1,092,361	20,907,790

Miscellaneous Manufacturing (2.97%)
Carlisle Cos., Inc.		147,909	21,436,451

TOTAL INDUSTRIAL			231,648,815

Technology (8.92%)
Software (8.92%)
Cerence, Inc.(a)		274,728	30,744,810
Upstart Holdings, Inc.(a)		541,982	33,705,861
			64,450,671

TOTAL TECHNOLOGY			64,450,671

TOTAL COMMON STOCKS
(Cost $512,662,233)			666,211,229

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (9.15%)
Money Market Fund (9.15%)
Invesco Government & Agency Portfolio, Institutional Class	0.030%	66,139,180	66,139,180

TOTAL SHORT TERM INVESTMENTS
(Cost $66,139,180)			66,139,180

TOTAL INVESTMENTS (101.31%)
(Cost $578,801,413)			$732,350,409

Liabilities In Excess Of Other Assets (-1.31%)			(9,471,484)

NET ASSETS (100.00%)			$722,878,925

(a)	Non-Income Producing Security.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (each a “Fund” and collectively, the “Funds”). The Funds seek to achieve long-term capital appreciation. The Funds offer Investor Class and Institutional Class shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Statement of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of the Statements of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the Statements of Investments. Actual results could differ from those estimates. The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their Statements of Investments.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the quote supplied by an independent third-party pricing service approved by the Board of Trustees (the “Board” and the “Trustees”), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a quote, or if the quote supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value each Fund’s investments as of January 31, 2021:

Vulcan Value Partners Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$1,430,040,407	$–	$–	$1,430,040,407
Short Term Investments	9,611,392	–	–	9,611,392
TOTAL	$1,439,651,799	$–	$–	$1,439,651,799

Vulcan Value Partners Small Cap Fund:
Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$666,211,229	$–	$–	$666,211,229
Short Term Investments	66,139,180	–	–	66,139,180
TOTAL	$732,350,409	$–	$–	$732,350,409

(a)	For detailed descriptions, see the accompanying Statements of Investments.

Notes to Quarterly Statements of Investments

January 31, 2021 (Unaudited)

For the nine months ended January 31, 2021, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Libor Risk: In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Funds’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.